Restatement of Statement of Cash Flows	6 Months Ended
Jun. 30, 2023
Restatement of Statement of Cash Flows [Abstract]
Restatement of Statement of Cash Flows

Note 2 — Restatement of Statement of Cash Flows for the Six Months Ended June 30, 2023

A.     The Company has restated its condensed cash flows for the six months ended June 30, 2023.

For the six months ended June 30, 2023, the Company had recorded deferred offering cost write-off in the statement of cash flows within the cash flows from financing activities. Subsequently, the Company concluded that in accordance with ASC 230-10-50, the deferred offering cost write-off should be reflected within cash flows from operating activities.

As a result, the Company filed Amendment No. 1 to Form 10-Q (“Form 10-Q/A”) to amend Part 1. — Financial Information — “Item 1. Financial Statements” and Part. — Financial Information —” Item 2. Management’s Discussion and Analysis of Financial Condition and Results of Operations,” to reflect the following:

Decrease net cash used in operating activities for the six-month period ended June 30, 2023 of $848,531. Net cash used in operating activities decreased from $2,668,841 to $1,820,310 reflecting a restatement of deferred offering cost write-off from cash flows from financing activities to cash flows from operating activities.

Decrease net cash provided by financing activities for the six-month period ended June 30, 2023 of $848,531. Net cash provided by financing activities decreased from $3,018,531 to $2,170,000 reflecting a restatement of deferred offering cost write-off from cash flows from financing activities to cash flows from operating activities.

The table below summarizes the effects of the restatement on the financial statements for all periods being restated:

	As Previously reported	Adjustments, net	Restated Amounts
Condensed Statements of Cash Flows for six-month period ended June 30, 2023

Cash flows from operating activities
Net loss	(5,279,268)		(5,279,268)
Adjustments to reconcile net loss to net cash used by operating activities:
Deferred offering cost write-off		848,531	848,531
Total adjustments	2,610,427	848,531	3,458,958
Net cash used in operating activities	(2,668,841)	848,531	(1,820,310)

Cash flows from financing activities
Deferred offering cost write-off	848,531	(848,531)
Net cash provided by financing activities	3,018,531	(848,531)	2,170,000

B.      Revision to the disclosure of note 7, threatened litigation

The Company restated the disclosure note 7, threatened litigation, to clarify why the Company disputes the amounts owed to Boustead, the previous underwriter.